Property, plant, equipment and mineral deposits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
With the exception of quarries and refurbishments, depreciation is calculated using the straight-line method to allocate the cost of the assets to their residual values over their estimated useful lives, as follows:

	Cement	Aggregates	Other Product Lines
Land improvements	15 - 30	15	15
Building and improvements	25	25	25
Machinery and equipment	15-30	10-20	5-15
Mobile equipment	7-25	7-15	7
Marine equipment	20	20	n/a
Auto and truck	8	8	8
Furniture and fixtures	3-5	3-5	3-5
Activity within property, plant, equipment and mineral deposits, for the year ended December 31, 2025 consists of the following:

	Quarries	Land & Land Improvements	Buildings	Machinery & equipment	Motor vehicles	Furniture & fixtures	Assets under construction	Total

January 1, 2025	$114,585	$163,615	$89,567	$308,886	$124,785	$7,575	$42,720	$851,733

Additions	6,879	—	—	—	—	—	161,049	167,928
Disposals	—	(180)	(10)	(391)	(499)	(4)	—	(1,084)
Reclassification	3,832	6,464	7,714	24,265	66,330	3,679	(112,284)	—
Provision adjustments	1,002	25	1	75	—	—	—	1,103
Capitalized interest	—	—	—	—	—	—	1,273	1,273
Depreciation, depletion, & amortization (DD&A)	(7,543)	(2,583)	(6,998)	(40,818)	(30,253)	(1,709)	—	(89,904)
Sale	$—	$—	$—	$(954)	$—	$—	$(83)	$(1,037)
December 31, 2025	$118,755	$167,341	$90,274	$291,063	$160,363	$9,541	$92,675	$930,012

As of December 31, 2025
Cost	277,664	230,771	196,354	1,005,181	389,103	27,528	92,675	2,219,276
Accumulated DD&A	(157,904)	(61,430)	(106,080)	(714,118)	(228,740)	(17,987)	—	(1,286,259)
Impairment reserve	(1,005)	(2,000)	—	—	—	—	—	(3,005)
Net book value	$118,755	$167,341	$90,274	$291,063	$160,363	$9,541	$92,675	$930,012
Activity within property, plant, equipment and mineral deposits, for the year ended December 31, 2024 consists of the following

	Quarries	Land & Land Improvements	Buildings	Machinery & equipment	Motor vehicles	Furniture & fixtures	Assets under construction	Total
January 1, 2024	$114,537	$157,668	$59,849	$288,025	$91,030	$4,289	$85,633	$801,031
Additions	10,685	—	—	—	—	—	128,183	138,868
Disposals	—	(163)	(46)	(911)	(1,003)	—	—	(2,123)
Reclassification	2,323	9,040	35,490	61,829	58,784	4,362	(171,828)	—
Provision adjustments	(1,659)	(17)	(1)	(1,438)	—	—	—	(3,115)
Capitalized interest	—	—	—	—	—	—	732	732
Depreciation, depletion, & amortization (DD&A)	(11,301)	(2,913)	(5,725)	(38,619)	(24,026)	(1,076)	—	(83,660)
December 31, 2024	$114,585	$163,615	$89,567	$308,886	$124,785	$7,575	$42,720	$851,733

As of December 31, 2024
Cost	266,275	225,351	185,795	994,491	344,003	22,733	49,215	2,087,863
Accumulated DD&A	(150,685)	(59,736)	(96,228)	(685,236)	(219,218)	(15,158)	(6,495)	(1,232,756)
Impairment reserve	(1,005)	(2,000)	—	(369)	—	—	—	(3,374)
Net book value	$114,585	$163,615	$89,567	$308,886	$124,785	$7,575	$42,720	$851,733